Share Based Payments (Details) - Schedule of Share Options Were Issued to Employees and Consultants as Share Based Payments - Options [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Options granted to third parties
Total options	14,000,000	10,000,000	70,164,690
Total options	$ 771,500	$ 2,371,867	$ 4,521,507
Unlisted options One [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors	2,500,000	1,399,999
Grant date of options granted to Directors	Nov. 29, 2022	Jun. 09, 2022
Expiry date of options granted to Directors	May 31, 2024	Jul. 01, 2026
Exercise price of options granted to Directors	$ 1	$ 0.31
Total fair value of options granted to Directors	$ 57,500	$ 309,400
Unlisted options One [Member] | Options granted to third parties [Member]
Options granted to third parties
Number of options granted to third parties	3,000,000
Grant date of options granted to third parties	Aug. 04, 2022
Expiry date of options granted to third parties	Aug. 04, 2025
Exercise price of options granted to third parties	$ 0.69
Total fair value options granted to third parties	$ 228,000
Unlisted options One [Member] | Options granted to employees [Member]
Options granted to employees
Number of options granted to employees		533,333
Grant date of uoptions granted to employees		Apr. 29, 2022
Expiry date of options granted to employees		Jul. 01, 2026
Exercise price of options granted to employees		$ 0.31
Total fair value of options granted to employees		$ 143,467
Unlisted options Two [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors	2,500,000	1,400,002
Grant date of options granted to Directors	Nov. 29, 2022	Jun. 09, 2022
Expiry date of options granted to Directors	May 31, 2024	Jul. 01, 2027
Exercise price of options granted to Directors	$ 1.5	$ 0.35
Total fair value of options granted to Directors	$ 30,000	$ 324,800
Unlisted options Two [Member] | Options granted to third parties [Member]
Options granted to third parties
Number of options granted to third parties	3,000,000
Grant date of options granted to third parties	Aug. 04, 2022
Expiry date of options granted to third parties	Aug. 04, 2025
Exercise price of options granted to third parties	$ 0.76
Total fair value options granted to third parties	$ 213,000
Unlisted options Two [Member] | Options granted to employees [Member]
Options granted to employees
Number of options granted to employees		533,334
Grant date of uoptions granted to employees		Apr. 29, 2022
Expiry date of options granted to employees		Jul. 01, 2027
Exercise price of options granted to employees		$ 0.35
Total fair value of options granted to employees		$ 148,800
Unlisted options [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors		1,399,999
Grant date of options granted to Directors		Jun. 09, 2022
Expiry date of options granted to Directors		Jul. 01, 2025
Exercise price of options granted to Directors		$ 0.26
Total fair value of options granted to Directors		$ 298,200
Unlisted options [Member] | Options granted to third parties [Member]
Options granted to third parties
Number of options granted to third parties	3,000,000
Grant date of options granted to third parties	Aug. 04, 2022
Expiry date of options granted to third parties	Aug. 04, 2025
Exercise price of options granted to third parties	$ 0.61
Total fair value options granted to third parties	$ 243,000
Unlisted options [Member] | Options granted to employees [Member]
Options granted to employees
Number of options granted to employees		533,333
Grant date of uoptions granted to employees		Apr. 29, 2022
Expiry date of options granted to employees		Jul. 01, 2025
Exercise price of options granted to employees		$ 0.26
Total fair value of options granted to employees		$ 139,200
Unlisted options Three [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors		1,399,999
Grant date of options granted to Directors		Jun. 09, 2022
Expiry date of options granted to Directors		Jul. 01, 2026
Exercise price of options granted to Directors		$ 0.26
Total fair value of options granted to Directors		$ 326,200
Unlisted options Four [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors		1,399,999
Grant date of options granted to Directors		Jun. 09, 2022
Expiry date of options granted to Directors		Jul. 01, 2027
Exercise price of options granted to Directors		$ 0.31
Total fair value of options granted to Directors		$ 334,600
Unlisted options Five [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors		1,400,002
Grant date of options granted to Directors		Jun. 09, 2022
Expiry date of options granted to Directors		Jul. 01, 2028
Exercise price of options granted to Directors		$ 0.35
Total fair value of options granted to Directors		$ 347,200